Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of trade and other receivables

	December 31, 2023	December 31, 2022
Trade receivables	45,442	41,874
Deposits and prepayments	3,250	2,987
VAT refundable	3,192	460
Other receivables	19	51
Total	51,903	45,372